Current and Deferred Income Tax and Social Contribution (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		R$ 130,405		R$ 88,546		R$ 57,340		R$ 87,971
First adoption of IFRS 16						1,508
Effect on profit (loss)		48,386		17,530		51,720
Deferred tax on business combination		(6,527)
Effect on Parent's Equity				13,676	[1]	(83,859)
Deferred Assets, net at end of period		130,405		88,546		57,340		87,971
Income tax and social contribution losses carryforwards
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		307,319		182,257	[2]	31,353	[2]	110,499	[2]
First adoption of IFRS 16	[2]
Effect on profit (loss)		125,062		137,228	[2]	6,573	[2]
Deferred tax on business combination
Effect on Parent's Equity				13,676	[1],[2]	(85,719)
Deferred Assets, net at end of period		307,319		182,257	[2]	31,353	[2]	110,499	[2]
Impairment losses on trade receivables
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		13,010		9,543		6,730		6,532
First adoption of IFRS 16
Effect on profit (loss)		3,467		2,813		1,129
Deferred tax on business combination
Effect on Parent's Equity					[1]	(931)
Deferred Assets, net at end of period		13,010		9,543		6,730		6,532
Provision for obsolete inventories
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(1,262)		3,263		7,753		24,619
First adoption of IFRS 16
Effect on profit (loss)		(4,525)		(4,490)		(19,289)
Deferred tax on business combination
Effect on Parent's Equity					[1]	2,423
Deferred Assets, net at end of period		(1,262)		3,263		7,753		24,619
Imputed interest on suppliers
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(2,157)		(744)		(3,303)		(10,366)
First adoption of IFRS 16
Effect on profit (loss)		(1,413)		2,559		8,477
Deferred tax on business combination
Effect on Parent's Equity					[1]	(1,414)
Deferred Assets, net at end of period		(2,157)		(744)		(3,303)		(10,366)
Provision for risks of tax, civil and labor losses
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		20,025		19,138		20,189		5,867
First adoption of IFRS 16
Effect on profit (loss)		887		(1,051)		15,497
Deferred tax on business combination
Effect on Parent's Equity					[1]	(1,175)
Deferred Assets, net at end of period		20,025		19,138		20,189		5,867
Refund liabilities and right to returned goods
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		9,470		10,903		14,998		17,967
First adoption of IFRS 16
Effect on profit (loss)		(1,433)		(4,095)		(6,170)
Deferred tax on business combination
Effect on Parent's Equity					[1]	3,201
Deferred Assets, net at end of period		9,470		10,903		14,998		17,967
Lease Liabilities
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		6,660		4,764		3,594
First adoption of IFRS 16						1,508
Effect on profit (loss)		1,896		1,170		1,308
Deferred tax on business combination
Effect on Parent's Equity					[1]	778
Deferred Assets, net at end of period		6,660		4,764		3,594
Fair value adjustments on business combination and goodwill amortization
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period	[4]	(248,628)	[3]	(150,598)	[3]	(30,486)		(77,892)
First adoption of IFRS 16	[4]
Effect on profit (loss)	[4]	(90,588)	[3]	(120,112)		46,574
Deferred tax on business combination	[4]	(7,442)
Effect on Parent's Equity	[4]				[1]	832
Deferred Assets, net at end of period	[4]	(248,628)	[3]	(150,598)	[3]	(30,486)		(77,892)
Other temporary difference
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		25,968		10,020		6,512		10,745
First adoption of IFRS 16
Effect on profit (loss)		15,033		3,508		(2,379)
Deferred tax on business combination		915
Effect on Parent's Equity					[1]	(1,854)
Deferred Assets, net at end of period		R$ 25,968		R$ 10,020		R$ 6,512		R$ 10,745

[1]	Refers to the tax effect over temporary differences, specifically IPO costs capitalization recorded in the Somos Sistemas de Ensino S.A. (Company’s affiliate) being its effects on equity and counterparty on deferred tax assets financial statement line. Here is important to enhance that part of IPO costs, that included auditing, lawyer’s advisor, banks fees and other directly costs attributable to the IPO were paid by the Company. The Parent Company, Vasta Platform, does not accrued deferred tax assets.
[2]	Refers to tax losses carryforwards accumulated supported by the Company’s forecasts of the future profitability.
[3]	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.
[4]	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.